S-K 1604(c) De-SPAC Dilution	Jun. 30, 2026 USD ($) $ / shares shares
No Redemption [Member] | Offering Price of the Securities in the IPO price per share [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 10
No Redemption [Member] | Net tangible book value as adjusted [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Offering	209,167,045
No Redemption [Member] | As adjusted Shares [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Offering	29,320,950
No Redemption [Member] | Net tangible book value per share as adjusted [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 7.13
No Redemption [Member] | Dilution per share to SPAC Public Shareholders [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 2.87
No Redemption [Member] | SPAC net tangible book value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value | $	$ (8,112,388)
No Redemption [Member] | Transaction expenses to be incurred by SPAC [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value | $	(1,700,000)
No Redemption [Member] | Reclassification of nonredeemed public shares to permanent SVAQ equity [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value | $	218,979,433
No Redemption [Member] | Net tangible book value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value | $	$ 209,167,045
No Redemption [Member] | SPAC Public Shareholders [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment	21,500,000
No Redemption [Member] | SPAC Private Shareholders [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment	655,000
No Redemption [Member] | SVAQ Class B Shares – Sponsor and transferred support shares( [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment	7,165,950
No Redemption [Member] | As adjusted SPAC shares outstanding [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment	29,320,950
Redemption at 25 Percent of Maximum [Member] | Offering Price of the Securities in the IPO price per share [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 10
Redemption at 25 Percent of Maximum [Member] | Net tangible book value as adjusted [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Offering	154,422,187
Redemption at 25 Percent of Maximum [Member] | As adjusted Shares [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Offering	23,945,950
Redemption at 25 Percent of Maximum [Member] | Net tangible book value per share as adjusted [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 6.45
Redemption at 25 Percent of Maximum [Member] | Dilution per share to SPAC Public Shareholders [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 3.55
Redemption at 25 Percent of Maximum [Member] | SPAC net tangible book value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value | $	$ (8,112,388)
Redemption at 25 Percent of Maximum [Member] | Transaction expenses to be incurred by SPAC [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value | $	(1,700,000)
Redemption at 25 Percent of Maximum [Member] | Reclassification of nonredeemed public shares to permanent SVAQ equity [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value | $	164,234,575
Redemption at 25 Percent of Maximum [Member] | Net tangible book value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value | $	$ 154,422,187
Redemption at 25 Percent of Maximum [Member] | SPAC Public Shareholders [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment	16,125,000
Redemption at 25 Percent of Maximum [Member] | SPAC Private Shareholders [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment	655,000
Redemption at 25 Percent of Maximum [Member] | SVAQ Class B Shares – Sponsor and transferred support shares( [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment	7,165,950
Redemption at 25 Percent of Maximum [Member] | As adjusted SPAC shares outstanding [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment	23,945,950
Redemption at 50 Percent of Maximum [Member] | Offering Price of the Securities in the IPO price per share [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 10
Redemption at 50 Percent of Maximum [Member] | Net tangible book value as adjusted [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Offering	99,677,329
Redemption at 50 Percent of Maximum [Member] | As adjusted Shares [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Offering	18,570,950
Redemption at 50 Percent of Maximum [Member] | Net tangible book value per share as adjusted [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 5.37
Redemption at 50 Percent of Maximum [Member] | Dilution per share to SPAC Public Shareholders [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 4.63
Redemption at 50 Percent of Maximum [Member] | SPAC net tangible book value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value | $	$ (8,112,388)
Redemption at 50 Percent of Maximum [Member] | Transaction expenses to be incurred by SPAC [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value | $	(1,700,000)
Redemption at 50 Percent of Maximum [Member] | Reclassification of nonredeemed public shares to permanent SVAQ equity [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value | $	109,489,717
Redemption at 50 Percent of Maximum [Member] | Net tangible book value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value | $	$ 99,677,329
Redemption at 50 Percent of Maximum [Member] | SPAC Public Shareholders [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment	10,750,000
Redemption at 50 Percent of Maximum [Member] | SPAC Private Shareholders [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment	655,000
Redemption at 50 Percent of Maximum [Member] | SVAQ Class B Shares – Sponsor and transferred support shares( [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment	7,165,950
Redemption at 50 Percent of Maximum [Member] | As adjusted SPAC shares outstanding [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment	18,570,950
Redemption at 75 Percent of Maximum [Member] | Offering Price of the Securities in the IPO price per share [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 10
Redemption at 75 Percent of Maximum [Member] | Net tangible book value as adjusted [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Offering	44,932,470
Redemption at 75 Percent of Maximum [Member] | As adjusted Shares [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Offering	13,195,950
Redemption at 75 Percent of Maximum [Member] | Net tangible book value per share as adjusted [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 3.41
Redemption at 75 Percent of Maximum [Member] | Dilution per share to SPAC Public Shareholders [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 6.59
Redemption at 75 Percent of Maximum [Member] | SPAC net tangible book value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value | $	$ (8,112,388)
Redemption at 75 Percent of Maximum [Member] | Transaction expenses to be incurred by SPAC [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value | $	(1,700,000)
Redemption at 75 Percent of Maximum [Member] | Reclassification of nonredeemed public shares to permanent SVAQ equity [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value | $	54,744,858
Redemption at 75 Percent of Maximum [Member] | Net tangible book value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value | $	$ 44,932,470
Redemption at 75 Percent of Maximum [Member] | SPAC Public Shareholders [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment	5,375,000
Redemption at 75 Percent of Maximum [Member] | SPAC Private Shareholders [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment	655,000
Redemption at 75 Percent of Maximum [Member] | SVAQ Class B Shares – Sponsor and transferred support shares( [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment	7,165,950
Redemption at 75 Percent of Maximum [Member] | As adjusted SPAC shares outstanding [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment	13,195,950
Redemption at 100 Percent of Maximum [Member] | Offering Price of the Securities in the IPO price per share [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 10
Redemption at 100 Percent of Maximum [Member] | Net tangible book value as adjusted [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Offering	(9,812,388)
Redemption at 100 Percent of Maximum [Member] | As adjusted Shares [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Offering	7,820,950
Redemption at 100 Percent of Maximum [Member] | Net tangible book value per share as adjusted [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ (1.25)
Redemption at 100 Percent of Maximum [Member] | Dilution per share to SPAC Public Shareholders [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 11.25
Redemption at 100 Percent of Maximum [Member] | SPAC net tangible book value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value | $	$ (8,112,388)
Redemption at 100 Percent of Maximum [Member] | Transaction expenses to be incurred by SPAC [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value | $	(1,700,000)
Redemption at 100 Percent of Maximum [Member] | Reclassification of nonredeemed public shares to permanent SVAQ equity [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value | $	0
Redemption at 100 Percent of Maximum [Member] | Net tangible book value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value | $	$ (9,812,388)
Redemption at 100 Percent of Maximum [Member] | SPAC Public Shareholders [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment	0
Redemption at 100 Percent of Maximum [Member] | SPAC Private Shareholders [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment	655,000
Redemption at 100 Percent of Maximum [Member] | SVAQ Class B Shares – Sponsor and transferred support shares( [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment	7,165,950
Redemption at 100 Percent of Maximum [Member] | As adjusted SPAC shares outstanding [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used, Adjustment	7,820,950